Exhibit 99
Ford Credit Auto Owner Trust 2014-B
Monthly Investor Report

Collection Period	January 2017
Payment Date	2/15/2017
Transaction Month	32
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-189385 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,648,176,732.81	81,628	52.2 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$394,100,000.00	0.18000%	July 15, 2015
Class A-2 Notes	$538,700,000.00	0.470%	March 15, 2017
Class A-3 Notes	$464,500,000.00	0.900%	October 15, 2018
Class A-4 Notes	$102,440,000.00	1.420%	August 15, 2019
Class B Notes	$47,360,000.00	1.720%	September 15, 2019
Class C Notes	$31,570,000.00	1.950%	February 15, 2020
Class D Notes	$31,570,000.00	2.350%	December 15, 2020
Total	$1,610,240,000.00

II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,152,558.61

Principal:
Principal Collections	$14,585,940.78
Prepayments in Full	$6,990,324.77
Liquidation Proceeds	$122,601.75
Recoveries	$74,925.51
Sub Total	$21,773,792.81
Collections	$22,926,351.42

Purchase Amounts:
Purchase Amounts Related to Principal	$523,134.29
Purchase Amounts Related to Interest	$2,710.50
Sub Total	$525,844.79

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$23,452,196.21

Ford Credit Auto Owner Trust 2014-B
Monthly Investor Report

Collection Period	January 2017
Payment Date	2/15/2017
Transaction Month	32
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$23,452,196.21
Servicing Fee	$292,383.93	$292,383.93	$0.00	$0.00	$23,159,812.28
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$23,159,812.28
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$23,159,812.28
Interest - Class A-3 Notes	$92,858.43	$92,858.43	$0.00	$0.00	$23,066,953.85
Interest - Class A-4 Notes	$121,220.67	$121,220.67	$0.00	$0.00	$22,945,733.18
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$22,945,733.18
Interest - Class B Notes	$67,882.67	$67,882.67	$0.00	$0.00	$22,877,850.51
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$22,877,850.51
Interest - Class C Notes	$51,301.25	$51,301.25	$0.00	$0.00	$22,826,549.26
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$22,826,549.26
Interest - Class D Notes	$61,824.58	$61,824.58	$0.00	$0.00	$22,764,724.68
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$22,764,724.68
Regular Principal Payment	$21,465,463.07	$21,465,463.07	$0.00	$0.00	$1,299,261.61
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$1,299,261.61
Residual Released to Depositor	$0.00	$1,299,261.61	$0.00	$0.00	$0.00
Total		$23,452,196.21

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$21,465,463.07
Total					$21,465,463.07
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$21,465,463.07	$46.21	$92,858.43	$0.20	$21,558,321.50	$46.41
Class A-4 Notes	$0.00	$0.00	$121,220.67	$1.18	$121,220.67	$1.18
Class B Notes	$0.00	$0.00	$67,882.67	$1.43	$67,882.67	$1.43
Class C Notes	$0.00	$0.00	$51,301.25	$1.63	$51,301.25	$1.63
Class D Notes	$0.00	$0.00	$61,824.58	$1.96	$61,824.58	$1.96
Total	$21,465,463.07	$13.33	$395,087.60	$0.25	$21,860,550.67	$13.58

Ford Credit Auto Owner Trust 2014-B
Monthly Investor Report

Collection Period	January 2017
Payment Date	2/15/2017
Transaction Month	32

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$123,811,233.65	0.2665473	$102,345,770.58	0.2203354
Class A-4 Notes	$102,440,000.00	1.0000000	$102,440,000.00	1.0000000
Class B Notes	$47,360,000.00	1.0000000	$47,360,000.00	1.0000000
Class C Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Class D Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Total	$336,751,233.65	0.2091311	$315,285,770.58	0.1958005

Pool Information
Weighted Average APR	3.747%	3.748%
Weighted Average Remaining Term	29.22	28.49
Number of Receivables Outstanding	30,525	29,322
Pool Balance	$350,860,715.08	$328,412,026.52
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$336,751,233.65	$315,285,770.58
Pool Factor	0.2128781	0.1992578

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$8,240,883.66
Targeted Credit Enhancement Amount	$8,240,883.66
Yield Supplement Overcollateralization Amount	$13,126,255.94
Targeted Overcollateralization Amount	$13,126,255.94
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$13,126,255.94

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$8,240,883.66
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$8,240,883.66
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$8,240,883.66

Ford Credit Auto Owner Trust 2014-B
Monthly Investor Report

Collection Period	January 2017
Payment Date	2/15/2017
Transaction Month	32
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		155	$226,686.97
(Recoveries)		116	$74,925.51
Net Loss for Current Collection Period			$151,761.46
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.5190%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.4524%
Second Prior Collection Period			0.6782%
Prior Collection Period			0.8640%
Current Collection Period			0.5362%
Four Month Average (Current and Prior Three Collection Periods)			0.6327%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		5,365	$9,916,583.20
(Cumulative Recoveries)			$1,521,446.54
Cumulative Net Loss for All Collection Periods			$8,395,136.66
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.5094%

Average Realized Loss for Receivables that have experienced a Realized Loss			$1,848.38
Average Net Loss for Receivables that have experienced a Realized Loss			$1,564.80

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	2.14%	472	$7,037,739.35
61-90 Days Delinquent	0.29%	54	$957,227.02
91-120 Days Delinquent	0.07%	12	$233,699.24
Over 120 Days Delinquent	0.27%	52	$884,666.04
Total Delinquent Receivables	2.77%	590	$9,113,331.65

Repossession Inventory:
Repossessed in the Current Collection Period		27	$498,957.13
Total Repossessed Inventory		44	$766,889.38

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.4072%
Prior Collection Period			0.4586%
Current Collection Period			0.4024%
Three Month Average			0.4227%

Ford Credit Auto Owner Trust 2014-B
Monthly Investor Report

Collection Period	January 2017
Payment Date	2/15/2017
Transaction Month	32

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2017

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Sumito Mulchandani
Assistant Treasurer